Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net (loss) from continuing operations		$ (29,623,520)	$ (18,603,626)	[1],[2]	$ (5,531,354)	[1],[2]
Net profit (loss) from discontinued operations		34,138	(62,432)	[1],[2]	39,700	[1],[2]
Net (loss)		(29,589,382)	(18,666,058)	[1],[2]	(5,491,654)	[1],[2]
Adjustments for:
Depreciation		4,249,646	5,365,312	[1]	4,981,259	[1]
Amortization of intangible assets		993,594	616,095	[1]	51,383	[1]
Provision for obsolete inventories		3,797,552	942,882	[1],[2]		[1],[2]
Impairment loss on fixed assets		3,682,789	4,408,037	[1]		[1]
Stock-based compensation expense		1,101,800	252,095	[1]		[1]
Impairment loss on intangible assets		3,713,551		[1]		[1]
Impairment loss on goodwill		2,267,583		[1]		[1]
Allowance for doubtful debts on a related party receivable		5,637,527		[1]		[1]
Finance costs		653,460	1,083,276	[1]	909,093	[1]
Deferred income taxes		434,315	121,169	[1]	(732,868)	[1]
Provision for (Recovery of) expected credit loss on trade receivables and other receivables, net		899,433	(7,394)	[1]		[1]
Increase in provision for and write off of withholding tax receivables		683,344	448,243	[1]	190,038	[1]
Loss from fixed assets disposal		208,093	24,250	[1]	4,438	[1]
Changes in operating assets and liabilities:
(Increase) Decrease in trade and other receivables		(312,348)	428,772	[1]	(26,740)	[1]
Decrease (Increase) in other current assets		(64,759)	(332,188)	[1]	236,234	[1]
Decrease (Increase) in inventories		757,518	(2,876,443)	[1]	(967,994)	[1]
Decrease (Increase) in amount due from related parties		424,979	(15,725,707)	[1]	352,432	[1]
Decrease (Increase) in other non-current assets		33,924	(151,170)	[1]	(58,431)	[1]
Increase (Decrease) in trade and other payables		622,816	(18,773)	[1]	(437,086)	[1]
(Decrease) Increase in other current liabilities		(258,983)	947,020	[1]	1,944,617	[1]
(Decrease) Increase in amount due to related parties		(970,185)	3,884,995	[1]	(361,815)	[1]
(Increase) Decrease in withholding taxes receivable		(192,502)	258,989	[1]	88,353	[1]
Increase (Decrease) in provision for employee benefits		34,534	(193,639)	[1]	297,905	[1]
Net cash (used in) generated from operating activities		(1,191,701)	(19,190,237)	[1]	979,164	[1]
Cash flows from investing activities
Acquisition of property, plant and equipment		(2,107,069)	(4,402,394)	[1]	(5,235,480)	[1]
Proceeds from disposal of property, plant and equipment			5,235	[1]		[1]
Acquisition of intangible assets		(18,476)	(3,242,537)	[1]	(13,235)	[1]
Acquisition of subsidiaries, net of cash acquired			(1,765,933)	[1]	24,276	[1]
Net cash used in investing activities		(2,125,545)	(9,405,629)	[1]	(5,224,439)	[1]
Cash flows from financing activities
Proceeds from issue of shares		20,867,386	20,346,353	[1]	13,244,329	[1]
Proceeds from exercise of warrants		506,692	3,014,710	[1]		[1]
Proceeds from a convertible note			1,500,000	[1]		[1]
Cash repayment of a convertible note		(554,238)		[1]		[1]
Cash paid for the cancellation of fractional shares		(49,664)		[1]		[1]
Proceeds from borrowings		1,895,151	3,426,096	[1]	1,563,444	[1]
Repayment of borrowings		(2,890,252)	(4,499,358)	[1]	(1,334,930)	[1]
Payment of lease liabilities		(2,652,150)	(2,849,816)	[1]	(2,819,531)	[1]
Net cash generated from financing activities		17,122,925	20,937,985	[1]	10,653,312	[1]
Net increase (decrease) in cash and cash equivalents, and restricted cash		13,805,679	(7,657,881)	[1]	6,408,037	[1]
Effect of movements in exchange rates on cash held		(62,928)	34,714	[1]	(684,136)	[1]
Cash and cash equivalents, and restricted cash at beginning of year	[1]	8,230,644	15,853,811		10,129,910
Cash and cash equivalents, and restricted cash at end of year (Note 4)		21,973,395	8,230,644	[1]	15,853,811	[1]
Non-cash investing and financing activities
Equity portion of purchase consideration paid for acquisition of subsidiaries			4,579,880	[1]	327,763	[1]
Equity portion of the settlement of a borrowing from a third party		15,914,615		[1]		[1]
Equity portion of purchase consideration paid for acquisition of fixed and intangible assets		$ 1,848,000		[1]		[1]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).